CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (51,940)	$ (9,914)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and disposals	349	149
Share-based compensation	21,765	4,031
Realized loss on sale of short-term investment	100
Exchange rates differences	1	(2)
Fair value adjustment of warrants for preferred shares		168
Changes in operating assets and liabilities:
Decrease (increase) in inventory	316	(32)
(Increase) decrease in accounts receivable	(112)	49
Decrease (increase) in prepaid expenses and other current assets	329	(514)
Increase in accounts payable and accrued expenses	2,058	1,704
(Decrease) increase in deferred revenues	(650)	300
Increase in employee related accrued expenses	734	452
Net cash used in operating activities	(27,050)	(3,609)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted deposit	(52)	(105)
Sale of short-term investment	35,901
Purchase of property and equipment	(536)	(118)
Net cash provided by (used in) investing activities	35,313	(223)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options into ordinary shares		333
Issuance of ordinary shares in public offering, net of issuance expenses	64,221	60,926
Proceeds from exercise of warrants to preferred shares		382
Net cash provided by financing activities	64,221	61,641
INCREASE IN CASH AND CASH EQUIVALENTS	72,484	57,809
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	36,999	21,362
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR	109,483	79,171
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Exercise of options	$ 1,050
Exercise of warrants into preferred shares		$ 4,732